Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended											1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 RBS Warehouse Facility	Dec. 31, 2012 RBS Warehouse Facility		Dec. 31, 2011 RBS Warehouse Facility	Mar. 31, 2013 RBS Warehouse Facility LIBOR	Dec. 31, 2012 RBS Warehouse Facility LIBOR	Dec. 31, 2011 RBS Warehouse Facility LIBOR	Jun. 30, 2010 Senior Secured Notes	Apr. 30, 2013 Subsequent Event	Mar. 28, 2013 Subsequent Event	Mar. 31, 2013 Subsequent Event RBS Warehouse Facility	Mar. 31, 2013 Subsequent Event RBS Warehouse Facility LIBOR	May 31, 2013 Subsequent Event Senior Secured Notes
Subsequent Event [Line Items]
Dividends approved for fourth quarter	$ 51,200,000	$ 51,800,000										$ 10,900,000	$ 4,900,000
Senior secured notes issued											200,000,000					50,000,000
Senior notes issuance price as percent of face amount											98.854%					111.00%
Senior notes issued, effective yield percentage											12.875%					7.67%
Facility Amount	$ 425,000,000	$ 550,000,000	$ 425,000,000	$ 125,000,000	$ 125,000,000	[1]	$ 125,000,000							$ 125,000,000
Debt Instrument, Basis Spread on Variable Rate								2.25%	1.40%	1.50%					2.25%
Advance Rate				65.00%	53.00%	[1]	53.00%							65.00%
Term-out feature														1 year

[1]	Facility was renewed in March 2013. See Note 16-"Subsequent Events" for information on renewal of this facility.